UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sumito Life Insurance Co.
           -----------------------------------------------------
Address:   Sumisei Kowa Toyo-Cho Bld, 2F
           2-3-25, Toyo Koto-Ku Tokya JAPAN 135-0016
           -----------------------------------------------------

Form 13F File Number: 28-04674
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Naoki Sugie
        -------------------------
Title:  Assistant General Manager
        -------------------------
Phone:  81-3-5617-2133
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Naoki Sugie                     Tokyo, Japan                      8/21/2003
---------------                     ------------                      ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            72
                                         ------------
Form 13F Information Table Value Total:  $668,389,986
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M CO COM                      Common           88579Y10  11388675   92470          PENSION             X      0    0
ABBOTT LABS COM                Common           00282410   4721320  125019          PENSION             X      0    0
ADOBE SYS INC COM              Common           00724F10   5077738  178459          PENSION             X      0    0
ALCOA INC COM                  Common           01381710   5738880  173597          PENSION             X      0    0
AMERICAN ELEC PWR INC COM      Common           02553710   5491743  137337          PENSION             X      0    0
AMERICAN EXPRESS CO COM        Common           02581610     14165     390          PENSION             X      0    0
AMERICAN INTL GROUP INC C      Common           02687410  27243125  399882          PENSION             X      0    0
AMGEN INC COM                  Common           03116210   3801345   90832          PENSION             X      0    0
ANHEUSER BUSCH COS INC CO      Common           03522910  11650862  232760          PENSION             X      0    0
AOL TIME WARNER INC COM        Common           00184A10   2985267  204102          PENSION             X      0    0
APPLIED MATLS INC COM          Common           03822210   4369485  228850          PENSION             X      0    0
BANK AMER CORP COM             Common           06050510  23762552  338368          PENSION             X      0    0
BANK ONE CORP COM              Common           06423A10  15757490  409890          PENSION             X      0    0
BAXTER INTL INC COM            Common           07181310   5547922  124673          PENSION             X      0    0
BELLSOUTH CORP COM             Common           07986010     11970     380          PENSION             X      0    0
CATERPILLAR INC DEL COM        Common           14912310  12515531  255780          PENSION             X      0    0
CHEVRONTEXACO CORP COM         Common           16676410  13293173  150319          PENSION             X      0    0
CISCO SYS INC COM              Common           17275R10  12551348  900395          PENSION             X      0    0
CITIGROUP INC COM              Common           17296710     38944    1005          PENSION             X      0    0
CLEAR CHANNEL COMMUNICATI      Common           18450210   4960753  155234          PENSION             X      0    0
COCA COLA CO COM               Common           19121610  11123523  198610          PENSION             X      0    0
CONCORD EFS INC COM            Common           20619710  11306331  375831          PENSION             X      0    0
DELL COMPUTER CORP COM         Common           24702510  10537707  403524          PENSION             X      0    0
DOW CHEM CO COM                Common           26054310   6268260  182436          PENSION             X      0    0
DU PONT E I DE NEMOURS &       Common           26353410   7554137  170117          PENSION             X      0    0
DUKE ENERGY CORP COM           Common           26439910   2379809   76569          PENSION             X      0    0
EL PASO CORP COM               Common           28336L10      3462     168          PENSION             X      0    0
EXXON MOBIL CORP COM           Common           30231G10  28736180  703154          PENSION             X      0    0
FEDEX CORP COM                 Common           31428X10   5221569   98033          PENSION             X      0    0
GANNETT INC COM                Common           36473010   7814952  103080          PENSION             X      0    0
GENERAL ELEC CO COM            Common           36960410  24243059  832675          PENSION             X      0    0
GENERAL MTRS CORP COM          Common           37044210   8134666  152620          PENSION             X      0    0
HEWLETT PACKARD CO COM         Common           42823610   4280514  280271          PENSION             X      0    0
ILLINOIS TOOL WKS INC COM      Common           45230810  10426437  152546          PENSION             X      0    0
INTEL CORP COM                 Common           45814010  13556757  740824          PENSION             X      0    0
INTERNATIONAL BUSINESS MA      Common           45920010  11174704  155221          PENSION             X      0    0
INTL PAPER CO COM              Common           46014610   9369049  215469          PENSION             X      0    0
JOHNSON & JOHNSON COM          Common           47816010  14279008  272356          PENSION             X      0    0
LEHMAN BROS HLDGS INC COM      Common           52490810  11464773  183610          PENSION             X      0    0
LILLY ELI & CO COM             Common           53245710      7388     131          PENSION             X      0    0
LIZ CLAIBORNE INC COM          Common           53932010   8287638  261010          PENSION             X      0    0
LOCKHEED MARTIN CORP COM       Common           53983010   5529283   79390          PENSION             X      0    0
LOWES COS INC COM              Common           54866110  11806117  259916          PENSION             X      0    0
MARSH & MCLENNAN COS INC       Common           57174810   9265235   96016          PENSION             X      0    0
MERCK & CO INC COM             Common           58933110   5065413   99991          PENSION             X      0    0
MICROSOFT CORP COM             Common           59491810  19570424  357664          PENSION             X      0    0
MORGAN STANLEY COM NEW         Common           61744644   8856570  205752          PENSION             X      0    0
NABORS INDS INC COM            Common           62956810      4589     130          PENSION             X      0    0
NIKE INC CL B                  Common           65410610      6438     120          PENSION             X      0    0
OMNICOM GROUP INC COM          Common           68191910   4208278   92114          PENSION             X      0    0
PEPSICO INC COM                Common           71344810   4213384   87359          PENSION             X      0    0
PFIZER INC COM                 Common           71708110  22187251  631456          PENSION             X      0    0
PHARMACIA CORP COM             Common           71713U10   7225357  192677          PENSION             X      0    0
PHILIP MORRIS COS INC COM      Common           71815410  12916771  296140          PENSION             X      0    0
PROCTER & GAMBLE CO COM        Common           74271810  15915082  177766          PENSION             X      0    0
QUALCOMM INC COM               Common           74752510   6644723  241734          PENSION             X      0    0
SARA LEE CORP COM              Common           80311110      9082     440          PENSION             X      0    0
SBC COMMUNICATIONS INC CO      Common           78387G10   7437050  244050          PENSION             X      0    0
SMUCKER J M CO COM NEW         Common           83269640    124032    3635          PENSION             X      0    0
SOUTHERN CO COM                Common           84258710   7593987  277536          PENSION             X      0    0
TARGET CORP COM                Common           87612E10  10141668  266260          PENSION             X      0    0
TENET HEALTHCARE CORP COM      Common           88033G10  10280560  143535          PENSION             X      0    0
TEXAS INSTRS INC COM           Common           88250810   5299618  222909          PENSION             X      0    0
TRANSOCEAN OFFSHORE INC C      Common           G9007610   6505269  208210          PENSION             X      0    0
UNITED TECHNOLOGIES CORP       Common           91301710  14221311  209681          PENSION             X      0    0
US BANCORP DEL COM NEW         Common           90297330  17865700  766050          PENSION             X      0    0
VERIZON COMMUNICATIONS CO      Common           92343V10   8155138  203474          PENSION             X      0    0
VIACOM INC CL B                Common           92552430  14120208  319615          PENSION             X      0    0
WAL MART STORES INC COM        Common           93114210  18395323  333160          PENSION             X      0    0
WELLS FARGO & CO NEW COM       Common           94974610  19844397  396352          PENSION             X      0    0
WYETH COM                      Common           98302410   8076024  157390          PENSION             X      0    0
YUM BRANDS INC COM             Common           98849810   9813493  334108          PENSION             X      0    0


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